Schedule of Investments (unaudited)
January 31, 2026
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.4%
Lamar Media Corp.
3.63%, 01/15/31(a)	$306	$288,968
3.75%, 02/15/28	391	383,854
4.00%, 02/15/30	376	363,508
4.88%, 01/15/29	230	230,023
5.38%, 11/01/33(a)(b)	285	284,252
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/31(b)	315	331,747
		1,882,352
Aerospace & Defense — 2.1%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)	440	455,396
ATI, Inc.
4.88%, 10/01/29(a)	220	219,324
5.13%, 10/01/31	260	260,411
5.88%, 12/01/27	50	50,086
7.25%, 08/15/30	205	214,902
Bombardier, Inc.
6.75%, 06/15/33(b)	510	535,700
7.00%, 06/01/32(a)(b)	510	535,356
7.25%, 07/01/31(a)(b)	485	514,907
7.45%, 05/01/34(b)	375	419,340
8.75%, 11/15/30(b)	425	455,459
Moog, Inc., 4.25%, 12/15/27(b)	305	303,401
TransDigm, Inc.
6.00%, 01/15/33(b)	1,000	1,018,893
6.25%, 01/31/34(b)	305	315,208
6.38%, 03/01/29(b)	1,747	1,796,484
6.63%, 03/01/32(b)	1,390	1,437,222
6.75%, 08/15/28(b)	1,146	1,165,286
6.88%, 12/15/30(b)	971	1,011,379
7.13%, 12/01/31(b)	650	681,661
		11,390,415
Agriculture — 0.2%
Darling Ingredients, Inc.
5.25%, 04/15/27(b)	282	282,095
6.00%, 06/15/30(b)	614	622,176
Turning Point Brands, Inc., 7.63%, 03/15/32(b)	223	239,198
		1,143,469
Airlines — 0.6%
Allegiant Travel Co., 7.25%, 08/15/27(b)	227	229,571
American Airlines, Inc.
7.25%, 02/15/28(a)(b)	406	413,338
8.50%, 05/15/29(a)(b)	550	573,921
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)(b)	1,870	1,889,191
United Airlines Holdings, Inc., 5.38%, 03/01/31	195	196,937
		3,302,958
Apparel — 0.4%
Kontoor Brands, Inc., 4.13%, 11/15/29(b)	300	284,574
Levi Strauss & Co., 3.50%, 03/01/31(b)	355	331,984
VF Corp.
2.80%, 04/23/27	325	317,013
2.95%, 04/23/30(a)	490	446,938
6.00%, 10/15/33	185	186,183
6.45%, 11/01/37	194	187,364
William Carter Co. (The), 7.38%, 02/15/31(a)(b)	360	372,172
		2,126,228
Security	Par (000)	Value
Auto Manufacturers — 1.9%
Allison Transmission, Inc.
3.75%, 01/30/31(a)(b)	$655	$617,424
4.75%, 10/01/27(b)	210	209,997
5.88%, 06/01/29(a)(b)	297	300,735
5.88%, 12/01/33(b)	355	360,025
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(b)	375	371,459
5.50%, 07/15/29(b)	270	269,776
5.88%, 01/15/28(b)	370	369,924
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/28(b)	195	181,383
2.75%, 03/09/28(a)(b)	365	347,217
5.30%, 09/13/27(b)	299	299,635
5.55%, 09/13/29(b)	220	218,697
5.63%, 09/29/28(b)	400	401,372
6.13%, 09/30/30(b)	815	812,737
7.05%, 09/15/28(b)	465	482,149
Nissan Motor Co. Ltd.
4.35%, 09/17/27(b)	1,580	1,562,795
4.81%, 09/17/30(b)	1,595	1,505,752
7.50%, 07/17/30(b)	660	692,982
7.75%, 07/17/32(b)	470	496,027
8.13%, 07/17/35(b)	800	854,338
		10,354,424
Auto Parts & Equipment — 1.5%
Adient Global Holdings Ltd., 7.00%, 04/15/28(b)	249	254,661
American Axle & Manufacturing, Inc., 6.38%, 10/15/32(b)	560	571,365
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54, (5-year CMT + 3.39%)(c)	375	391,662
Forvia SE
6.75%, 09/15/33(b)	380	389,630
8.00%, 06/15/30(b)	350	373,649
Garrett Motion Holdings Inc / Garrett LX I Sarl, 7.75%, 05/31/32(b)	530	561,114
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% Cash or 7.13% PIK)(b)(d)	310	313,702
7.75%, 11/15/30, (7.75 % Cash)(b)(d)	290	304,882
8.00%, 11/15/32, (8 % Cash)(b)(d)	340	362,345
Phinia, Inc.
6.63%, 10/15/32(b)	290	301,904
6.75%, 04/15/29(b)	305	315,287
Qnity Electronics, Inc.
5.75%, 08/15/32(b)	600	611,228
6.25%, 08/15/33(b)	490	505,726
ZF North America Capital, Inc.
6.75%, 04/23/30(b)	520	521,370
6.88%, 04/14/28(b)	440	454,298
6.88%, 04/23/32(b)	420	418,809
7.13%, 04/14/30(a)(b)	375	383,771
7.50%, 03/24/31(b)	980	1,004,489
		8,039,892
Banks — 0.2%
Dresdner Funding Trust I, 8.15%, 06/30/31(b)	690	758,532
Popular, Inc., 7.25%, 03/13/28	310	324,637
Walker & Dunlop, Inc., 6.63%, 04/01/33(b)	240	246,020
		1,329,189
Beverages — 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.38%, 04/30/29(b)	515	503,489

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology — 0.3%
Genmab A/S
6.25%, 12/15/32(b)	$1,000	$1,025,038
7.25%, 12/15/33(b)	675	714,392
		1,739,430
Building Materials — 2.8%
Boise Cascade Co., 4.88%, 07/01/30(a)(b)	288	287,075
Builders FirstSource, Inc.
4.25%, 02/01/32(b)	770	733,912
5.00%, 03/01/30(b)	380	378,615
6.38%, 06/15/32(a)(b)	487	501,899
6.38%, 03/01/34(b)	630	651,847
6.75%, 05/15/35(b)	465	488,543
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/30(b)	1,772	1,834,156
6.75%, 07/15/31(b)	355	372,452
James Hardie International Finance DAC, 5.00%, 01/15/28(b)	290	289,675
Knife River Corp., 7.75%, 05/01/31(b)	228	237,405
Masterbrand, Inc., 7.00%, 07/15/32(a)(b)	488	506,069
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/32(b)	483	496,071
Quikrete Holdings, Inc., 6.38%, 03/01/32(b)	2,538	2,632,140
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(b)	629	630,964
8.88%, 11/15/31(b)	663	706,821
Standard Building Solutions, Inc.
5.88%, 03/15/34(b)	460	459,553
6.25%, 08/01/33(b)	715	730,842
6.50%, 08/15/32(b)	609	627,962
Standard Industries, Inc./New York
3.38%, 01/15/31(b)	697	643,219
4.38%, 07/15/30(b)	1,045	1,008,124
4.75%, 01/15/28(b)	645	641,628
		14,858,972
Chemicals — 3.2%
Ashland, Inc.
3.38%, 09/01/31(a)(b)	315	288,903
6.88%, 05/15/43	213	225,132
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)	270	284,163
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)	510	490,872
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)	400	399,191
Celanese U.S. Holdings LLC
6.50%, 04/15/30	435	442,574
6.75%, 04/15/33(a)	705	714,126
6.85%, 11/15/28	487	511,244
7.00%, 02/15/31	350	358,006
7.05%, 11/15/30	650	687,668
7.20%, 11/15/33	620	655,902
7.33%, 07/15/29	475	499,453
7.38%, 07/15/32(a)	629	656,229
7.38%, 02/15/34(a)	525	534,231
Element Solutions, Inc., 3.88%, 09/01/28(b)	550	536,056
FMC Corp.
3.45%, 10/01/29(a)	340	305,408
4.50%, 10/01/49	300	187,360
5.65%, 05/18/33(a)	340	300,957
6.38%, 05/18/53(a)	325	246,208
8.45%, 11/01/55, (5-year CMT + 4.37%)(c)	460	368,933
Security	Par (000)	Value
Chemicals (continued)
HB Fuller Co.
4.00%, 02/15/27	$155	$153,158
4.25%, 10/15/28(a)	220	216,467
Huntsman International LLC
2.95%, 06/15/31(a)	300	256,123
4.50%, 05/01/29	471	453,215
5.70%, 10/15/34(a)	225	210,292
INEOS Finance PLC
6.75%, 05/15/28(b)	275	241,051
7.50%, 04/15/29(b)	465	389,463
Ingevity Corp., 3.88%, 11/01/28(a)(b)	400	389,045
Methanex Corp.
5.13%, 10/15/27	400	401,138
5.25%, 12/15/29(a)	485	487,801
5.65%, 12/01/44(a)	195	175,238
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(a)(b)	420	433,111
Minerals Technologies, Inc., 5.00%, 07/01/28(b)	295	292,788
NOVA Chemicals Corp.
4.25%, 05/15/29(b)	401	391,017
5.25%, 06/01/27(b)	582	584,719
7.00%, 12/01/31(a)(b)	260	277,533
8.50%, 11/15/28(b)	215	224,565
9.00%, 02/15/30(b)	292	311,397
Olin Corp.
5.00%, 02/01/30(a)	343	334,445
5.63%, 08/01/29(a)	423	424,151
6.63%, 04/01/33(a)(b)	415	406,665
SNF Group SACA
3.13%, 03/15/27(b)	185	181,852
3.38%, 03/15/30(b)	285	267,988
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(b)	675	678,568
		16,874,406
Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(b)	155	163,212
SunCoke Energy, Inc., 4.88%, 06/30/29(b)	283	266,862
		430,074
Commercial Services — 4.7%
ADT Security Corp.(The)
4.13%, 08/01/29(a)(b)	685	667,384
4.88%, 07/15/32(b)	477	461,909
5.88%, 10/15/33(b)	595	603,181
Adtalem Global Education, Inc., 5.50%, 03/01/28(b)	315	314,177
Albion Financing 1 Sarl/Aggreko Holdings, Inc., 7.00%, 05/21/30(b)	770	802,542
AMN Healthcare, Inc.
4.00%, 04/15/29(a)(b)	264	252,445
6.50%, 01/15/31(a)(b)	240	243,146
APi Group DE, Inc.
4.13%, 07/15/29(a)(b)	220	213,950
4.75%, 10/15/29(b)	217	212,757
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)	785	799,947
Block, Inc.
3.50%, 06/01/31(a)	670	626,565
5.63%, 08/15/30(b)	780	793,918
6.00%, 08/15/33(b)	605	617,997
6.50%, 05/15/32	1,277	1,326,744
Brink's Co.(The)
4.63%, 10/15/27(b)	355	354,966
6.50%, 06/15/29(b)	315	324,973

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
6.75%, 06/15/32(b)	$292	$303,947
Clarivate Science Holdings Corp., 3.88%, 07/01/28(b)	626	590,808
CoreCivic, Inc., 8.25%, 04/15/29	270	282,800
Dcli Bidco LLC, 7.75%, 11/15/29(b)	334	339,835
Deluxe Corp., 8.13%, 09/15/29(b)	265	278,062
GEO Group, Inc. (The), 8.63%, 04/15/29	350	366,006
Graham Holdings Co., 5.63%, 12/01/33(b)	355	356,712
Grand Canyon University, 5.13%, 10/01/28(a)	291	291,007
Herc Holdings, Inc.
5.75%, 03/15/31(b)	365	367,591
6.00%, 03/15/34(a)(b)	400	402,027
6.63%, 06/15/29(b)	549	568,156
7.00%, 06/15/30(a)(b)	1,063	1,115,685
7.25%, 06/15/33(a)(b)	720	761,984
Korn Ferry, 4.63%, 12/15/27(b)	220	219,299
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(b)	637	623,964
Service Corp. International/U.S.
3.38%, 08/15/30	579	541,629
4.00%, 05/15/31	548	521,488
4.63%, 12/15/27	320	319,607
5.13%, 06/01/29	404	406,472
5.75%, 10/15/32	500	507,931
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32(b)	1,031	1,051,818
TriNet Group, Inc.
3.50%, 03/01/29(b)	380	359,133
7.13%, 08/15/31(b)	285	293,218
United Rentals North America, Inc.
3.75%, 01/15/32	442	413,035
3.88%, 11/15/27	434	430,372
3.88%, 02/15/31	690	657,773
4.00%, 07/15/30	483	466,680
4.88%, 01/15/28	1,139	1,139,251
5.25%, 01/15/30(a)	442	446,778
5.38%, 11/15/33(b)	1,010	1,009,406
6.13%, 03/15/34(a)(b)	720	748,112
WEX, Inc., 6.50%, 03/15/33(b)	385	392,954
		25,190,141
Computers — 1.0%
ASGN, Inc., 4.63%, 05/15/28(b)	410	403,790
CACI International, Inc., 6.38%, 06/15/33(b)	678	703,450
Crane NXT Co., 4.20%, 03/15/48	180	116,771
Crowdstrike Holdings, Inc., 3.00%, 02/15/29(a)	380	363,597
Insight Enterprises, Inc., 6.63%, 05/15/32(b)	345	353,175
KBR, Inc., 4.75%, 09/30/28(b)	174	171,773
NCR Atleos Corp., 9.50%, 04/01/29(b)	739	791,998
Science Applications International Corp.
4.88%, 04/01/28(b)	288	287,271
5.88%, 11/01/33(a)(b)	355	357,793
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/29(b)	280	274,448
5.75%, 12/01/34(b)	238	243,071
5.88%, 07/15/30(b)	305	314,204
8.25%, 12/15/29(a)(b)	225	237,662
8.50%, 07/15/31(b)	254	268,781
9.63%, 12/01/32(b)	433	489,470
		5,377,254
Security	Par (000)	Value
Cosmetics & Personal Care — 0.5%
Edgewell Personal Care Co.
4.13%, 04/01/29(b)	$359	$344,162
5.50%, 06/01/28(b)	515	515,167
Perrigo Finance Unlimited Co.
4.90%, 12/15/44	225	177,325
5.15%, 06/15/30	475	460,732
6.13%, 09/30/32(a)	440	432,752
Prestige Brands, Inc.
3.75%, 04/01/31(b)	420	392,585
5.13%, 01/15/28(b)	265	265,100
		2,587,823
Distribution & Wholesale — 0.4%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/29(b)	305	294,321
4.00%, 01/15/28(b)	400	394,819
RB Global Holdings, Inc.
6.75%, 03/15/28(b)	321	326,964
7.75%, 03/15/31(b)	400	416,955
Resideo Funding, Inc.
4.00%, 09/01/29(a)(b)	256	246,598
6.50%, 07/15/32(a)(b)	340	345,359
		2,025,016
Diversified Financial Services — 6.9%
Ally Financial, Inc.
6.65%, 01/17/40, (5-year CMT + 2.45%)(c)	335	334,890
6.70%, 02/14/33(a)	327	340,877
Azorra Finance Ltd.
7.25%, 01/15/31(b)	320	335,148
7.75%, 04/15/30(b)	315	331,503
Bread Financial Holdings, Inc., 6.75%, 05/15/31(b)	330	339,859
Burford Capital Global Finance LLC
6.25%, 04/15/28(b)	200	199,613
6.88%, 04/15/30(b)	240	234,692
7.50%, 07/15/33(b)	330	318,594
8.50%, 01/15/34(b)	300	300,675
9.25%, 07/01/31(b)	330	339,656
Coinbase Global, Inc.
3.38%, 10/01/28(b)	705	673,128
3.63%, 10/01/31(a)(b)	455	401,977
Credit Acceptance Corp.
6.63%, 03/15/30(a)(b)	320	320,314
9.25%, 12/15/28(b)	340	356,276
Encore Capital Group, Inc.
6.63%, 04/15/31(b)	350	352,972
8.50%, 05/15/30(b)	375	402,039
9.25%, 04/01/29(b)	280	293,571
EZCORP, Inc., 7.38%, 04/01/32(b)	220	234,360
GGAM Finance Ltd.
5.88%, 03/15/30(b)	323	327,942
6.88%, 04/15/29(b)	235	243,128
8.00%, 02/15/27(b)	310	314,938
8.00%, 06/15/28(b)	378	397,999
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)	636	658,343
goeasy Ltd.
6.88%, 02/15/31(a)(b)	272	255,670
7.38%, 10/01/30(b)	252	243,138
7.63%, 07/01/29(b)	367	363,394
9.25%, 12/01/28(b)	368	378,336
Series 144*, 6.88%, 05/15/30(b)	258	245,375

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29(b)	$365	$359,345
6.13%, 11/01/32(b)	1,050	1,069,432
6.75%, 05/01/33(b)	1,310	1,362,582
7.13%, 04/30/31(b)	896	942,066
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(b)	705	683,551
6.63%, 10/15/31(b)	315	312,146
Jefferson Capital Holdings LLC
8.25%, 05/15/30(b)	335	352,970
9.50%, 02/15/29(b)	230	241,333
Navient Corp.
4.88%, 03/15/28	327	320,544
5.00%, 03/15/27	355	352,729
5.50%, 03/15/29(a)	475	464,598
5.63%, 08/01/33(a)	394	343,792
7.88%, 06/15/32(a)	320	322,983
9.38%, 07/25/30	288	310,160
11.50%, 03/15/31(a)	283	307,839
OneMain Finance Corp.
3.88%, 09/15/28	395	384,139
4.00%, 09/15/30	561	526,177
5.38%, 11/15/29	480	478,735
6.13%, 05/15/30	450	458,728
6.50%, 03/15/33	495	497,536
6.63%, 01/15/28	495	507,988
6.63%, 05/15/29	565	582,389
6.75%, 03/15/32	350	357,716
6.75%, 09/15/33	650	657,204
7.13%, 11/15/31	495	512,933
7.13%, 09/15/32(a)	500	517,800
7.50%, 05/15/31	485	508,446
7.88%, 03/15/30	430	453,591
PennyMac Financial Services, Inc.
4.25%, 02/15/29(b)	406	390,696
5.75%, 09/15/31(b)	305	301,206
6.75%, 02/15/34(b)	425	428,882
6.88%, 05/15/32(b)	560	572,297
6.88%, 02/15/33(b)	525	535,506
7.13%, 11/15/30(b)	445	459,416
7.88%, 12/15/29(b)	290	305,464
PRA Group, Inc.
5.00%, 10/01/29(a)(b)	229	209,793
8.38%, 02/01/28(b)	250	252,573
8.88%, 01/31/30(b)	362	364,454
Rocket Companies, Inc.
6.13%, 08/01/30(b)	1,300	1,330,952
6.38%, 08/01/33(b)	1,275	1,322,763
Rocket Cos. Inc
6.50%, 08/01/29(b)	465	478,308
7.13%, 02/01/32(b)	625	653,117
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.63%, 03/01/29(b)	459	443,331
3.88%, 03/01/31(b)	830	779,137
4.00%, 10/15/33(a)(b)	562	516,045
SLM Corp., 6.50%, 01/31/30	325	335,355
Stonebriar ABF Issuer LLC, 8.13%, 12/15/30(b)	435	451,895
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(b)	356	367,285
StoneX Group, Inc., 7.88%, 03/01/31(b)	325	345,762
Synchrony Financial, 7.25%, 02/02/33(a)	480	509,797
Security	Par (000)	Value
Diversified Financial Services (continued)
United Wholesale Mortgage LLC
5.50%, 04/15/29(b)	$422	$416,938
5.75%, 06/15/27(b)	275	275,222
UWM Holdings LLC
6.25%, 03/15/31(b)	675	670,736
6.63%, 02/01/30(b)	489	493,222
		36,938,011
Electric — 4.9%
AES Corp.(The)
6.95%, 07/15/55, (5-year CMT + 2.89%)(c)	330	322,602
7.60%, 01/15/55, (5-year CMT + 3.20%)(c)	605	613,430
Algonquin Power & Utilities Corp., 4.75%, 01/18/82, (5-year CMT + 3.25%)(c)	412	409,009
Atlantica Sustainable Infrastructure Ltd., 4.13%, 06/15/28(b)	210	206,019
Calpine Corp., 4.50%, 02/15/28(b)	486	485,575
Clearway Energy Operating LLC
3.75%, 02/15/31(b)	655	613,443
3.75%, 01/15/32(b)	230	211,691
4.75%, 03/15/28(b)	590	589,584
5.75%, 01/15/34(b)	325	326,185
Constellation Energy Generation LLC, 3.75%, 03/01/31(b)	299	288,163
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(b)	360	371,261
DPL LLC, 4.35%, 04/15/29	228	225,346
Edison International
7.88%, 06/15/54, (5-year CMT + 3.66%)(c)	295	307,256
8.13%, 06/15/53, (5-year CMT + 3.86%)(c)	326	337,371
Electricite de France SA, 9.13%, (5-year CMT + 5.41%)(b)(c)(e)	995	1,177,713
EUSHI Finance, Inc.
6.25%, 04/01/56, (5-year CMT + 2.51%)(c)	515	517,168
7.63%, 12/15/54, (5-year CMT + 3.14%)(c)	305	320,795
Hawaiian Electric Co., Inc., 6.00%, 10/01/33(b)	350	355,324
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29(b)	240	231,816
Lightning Power LLC, 7.25%, 08/15/32(b)	1,010	1,075,038
NRG Energy, Inc.
3.38%, 02/15/29(b)	305	292,270
3.63%, 02/15/31(b)	690	644,599
3.88%, 02/15/32(b)	267	250,028
5.25%, 06/15/29(b)	465	466,385
5.75%, 01/15/28	440	440,251
5.75%, 07/15/29(b)	464	462,250
5.75%, 01/15/34(b)	840	845,571
6.00%, 02/01/33(b)	605	616,609
6.00%, 01/15/36(b)	1,560	1,576,282
6.25%, 11/01/34(b)	621	637,514
PacifiCorp, 7.38%, 09/15/55, (5-year CMT + 3.32%)(c)	545	559,717
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)	439	434,774
PG&E Corp.
5.00%, 07/01/28(a)	661	659,598
5.25%, 07/01/30	657	653,019
7.38%, 03/15/55, (5-year CMT + 3.88%)(c)	896	924,716
Talen Energy Supply LLC, 8.63%, 06/01/30(a)(b)	679	716,420
TransAlta Corp.
5.88%, 02/01/34(a)	315	315,252
6.50%, 03/15/40	195	195,842

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
TXNM Energy, Inc., 7.00%, 07/31/56, (5-year CMT + 3.25%)(b)(c)	$200	$201,994
Vistra Operations Co. LLC
4.38%, 05/01/29(b)	835	824,547
5.00%, 07/31/27(b)	725	725,607
5.63%, 02/15/27(b)	540	540,385
6.88%, 04/15/32(b)	624	655,662
7.75%, 10/15/31(b)	948	1,003,099
XPLR Infrastructure Operating Partners LP
4.50%, 09/15/27(a)(b)	376	372,581
7.25%, 01/15/29(b)	436	449,901
7.75%, 04/15/34(a)(b)	480	489,286
8.38%, 01/15/31(b)	505	530,462
8.63%, 03/15/33(b)	575	603,243
		26,072,653
Electrical Components & Equipment — 0.5%
EnerSys
4.38%, 12/15/27(b)	196	194,562
6.63%, 01/15/32(b)	274	283,793
WESCO Distribution, Inc.
6.38%, 03/15/29(b)	607	625,830
6.38%, 03/15/33(b)	540	562,286
6.63%, 03/15/32(a)(b)	501	523,493
7.25%, 06/15/28(b)	495	500,954
		2,690,918
Electronics — 0.8%
Atkore, Inc., 4.25%, 06/01/31(a)(b)	230	219,391
Coherent Corp., 5.00%, 12/15/29(b)	592	589,552
Imola Merger Corp., 4.75%, 05/15/29(b)	1,305	1,284,025
Sensata Technologies BV
4.00%, 04/15/29(b)	424	415,107
5.88%, 09/01/30(b)	340	345,054
Sensata Technologies, Inc.
3.75%, 02/15/31(b)	510	477,926
4.38%, 02/15/30(b)	272	265,971
6.63%, 07/15/32(b)	320	334,285
TTM Technologies, Inc., 4.00%, 03/01/29(b)	324	314,726
		4,246,037
Energy - Alternate Sources — 0.2%
TerraForm Power Operating LLC
4.75%, 01/15/30(b)	464	450,201
5.00%, 01/31/28(b)	467	467,525
		917,726
Engineering & Construction — 0.8%
AECOM, 6.00%, 08/01/33(b)	813	832,835
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.88%, 02/03/30(b)	325	334,443
Fluor Corp., 4.25%, 09/15/28	330	327,588
Global Infrastructure Solutions, Inc.
5.63%, 06/01/29(b)	280	280,582
7.50%, 04/15/32(a)(b)	140	149,940
HTA Group Ltd./Mauritius, 7.50%, 06/04/29(b)	605	624,146
TopBuild Corp.
3.63%, 03/15/29(b)	240	232,437
4.13%, 02/15/32(b)	325	308,918
5.63%, 01/31/34(b)	490	494,414
Weekley Homes LLC/Weekley Finance Corp.
4.88%, 09/15/28(b)	275	270,912
6.75%, 01/15/34(b)	270	271,387
		4,127,602
Security	Par (000)	Value
Entertainment — 3.1%
Brightstar Lottery PLC, 5.25%, 01/15/29(b)	$500	$499,218
Brightstar Lottery PLC/ Brightstar Global Solutions Corp., 5.75%, 01/15/33(b)	520	516,943
Caesars Entertainment, Inc.
6.50%, 02/15/32(b)	935	956,061
7.00%, 02/15/30(b)	1,197	1,236,046
Cinemark USA, Inc.
5.25%, 07/15/28(b)	450	449,555
7.00%, 08/01/32(a)(b)	325	336,286
Live Nation Entertainment, Inc.
3.75%, 01/15/28(b)	305	300,743
4.75%, 10/15/27(b)	588	587,818
6.50%, 05/15/27(b)	660	662,965
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29(a)(b)	660	602,166
4.63%, 04/06/31(b)	240	205,636
8.45%, 07/27/30(b)	240	243,870
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, 05/01/32(a)(b)	536	547,708
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.88%, 11/01/27(b)	246	245,619
Vail Resorts, Inc.
5.63%, 07/15/30(b)	348	353,437
6.50%, 05/15/32(a)(b)	393	407,287
Voyager Parent LLC, 9.25%, 07/01/32(b)	1,165	1,237,603
Warnermedia Holdings, Inc.
3.76%, 03/15/27	715	709,716
4.05%, 03/15/29	900	873,041
4.28%, 03/15/32(a)	1,835	1,614,800
5.05%, 03/15/42	2,630	1,847,575
5.14%, 03/15/52	625	415,393
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(b)	440	441,307
6.25%, 03/15/33(a)(b)	530	539,979
7.13%, 02/15/31(b)	655	705,715
		16,536,487
Environmental Control — 0.8%
Clean Harbors, Inc.
5.13%, 07/15/29(b)	156	156,158
5.75%, 10/15/33(b)	510	521,042
6.38%, 02/01/31(b)	354	362,474
GFL Environmental Holdings U.S., Inc., 5.50%, 02/01/34(b)	590	591,358
GFL Environmental, Inc.
4.00%, 08/01/28(a)(b)	470	462,570
4.38%, 08/15/29(b)	355	347,732
4.75%, 06/15/29(b)	515	511,685
6.75%, 01/15/31(b)	654	684,170
Wrangler Holdco Corp., 6.63%, 04/01/32(b)	355	369,404
		4,006,593
Food — 2.5%
Albertsons Co, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(b)	880	844,592
4.88%, 02/15/30(b)	620	611,622
5.50%, 03/31/31(b)	450	450,796
5.75%, 03/31/34(a)(b)	815	801,531
5.88%, 02/15/28(a)(b)	445	445,132

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
6.25%, 03/15/33(a)(b)	$400	$408,441
6.50%, 02/15/28(b)	464	471,430
Albertsons Companies, Inc., 5.63%, 03/31/32(b)	765	764,225
Ingles Markets, Inc., 4.00%, 06/15/31(b)	259	245,104
Lamb Weston Holdings, Inc.
4.13%, 01/31/30(b)	660	637,161
4.38%, 01/31/32(b)	477	454,445
4.88%, 05/15/28(b)	326	326,556
Performance Food Group, Inc.
4.25%, 08/01/29(b)	652	638,407
5.50%, 10/15/27(b)	747	747,405
6.13%, 09/15/32(b)	624	640,884
Pilgrim's Pride Corp.
3.50%, 03/01/32(a)	608	561,926
4.25%, 04/15/31	435	424,038
6.25%, 07/01/33	610	652,086
6.88%, 05/15/34	330	365,057
Post Holdings, Inc., 6.25%, 02/15/32(b)	605	621,217
Safeway, Inc., 7.25%, 02/01/31	172	186,437
U.S. Foods, Inc.
4.63%, 06/01/30(b)	292	287,632
4.75%, 02/15/29(b)	580	577,678
5.75%, 04/15/33(b)	350	356,052
6.88%, 09/15/28(b)	260	268,156
7.25%, 01/15/32(b)	273	286,435
		13,074,445
Gas — 0.1%
AltaGas Ltd., 7.20%, 10/15/54, (5-year CMT + 3.57%)(b)(c)	590	613,624
Health Care - Products — 0.9%
Avantor Funding, Inc.
3.88%, 11/01/29(b)	536	514,688
4.63%, 07/15/28(b)	977	969,481
Dentsply Sirona , Inc., 8.38%, 09/12/55, (5-year CMT + 4.38%)(a)(c)	340	335,616
Hologic, Inc.
3.25%, 02/15/29(b)	530	528,064
4.63%, 02/01/28(b)	225	224,746
Medline Borrower LP, 5.25%, 10/01/29(b)	1,575	1,577,722
Teleflex, Inc.
4.25%, 06/01/28(b)	352	347,113
4.63%, 11/15/27	276	274,486
		4,771,916
Health Care - Services — 3.2%
Charles River Laboratories International, Inc.
3.75%, 03/15/29(b)	355	342,422
4.00%, 03/15/31(b)	355	336,451
4.25%, 05/01/28(b)	313	308,581
DaVita, Inc.
3.75%, 02/15/31(b)	959	879,682
4.63%, 06/01/30(b)	1,744	1,678,104
6.75%, 07/15/33(b)	655	672,284
6.88%, 09/01/32(b)	654	673,647
Encompass Health Corp.
4.50%, 02/01/28	442	439,921
4.63%, 04/01/31	285	278,967
4.75%, 02/01/30	480	477,796
IQVIA, Inc.
5.00%, 05/15/27(b)	575	575,194
6.25%, 06/01/32(b)	1,290	1,340,245
Security	Par (000)	Value
Health Care - Services (continued)
6.50%, 05/15/30(b)	$265	$274,507
Molina Healthcare, Inc.
3.88%, 11/15/30(b)	448	413,223
3.88%, 05/15/32(a)(b)	545	490,419
4.38%, 06/15/28(b)	560	550,048
6.25%, 01/15/33(a)(b)	460	463,245
6.50%, 02/15/31(b)	480	491,927
Pediatrix Medical Group, Inc., 5.38%, 02/15/30(b)	250	249,982
Tenet Healthcare Corp.
4.25%, 06/01/29	862	847,108
4.38%, 01/15/30	995	977,735
4.63%, 06/15/28	368	366,973
5.13%, 11/01/27	920	920,251
5.50%, 11/15/32(b)	955	964,832
6.13%, 06/15/30	1,133	1,156,237
6.75%, 05/15/31	693	719,786
		16,889,567
Holding Companies - Diversified — 0.3%
HA Sustainable Infrastructure Capital, Inc., 8.00%, 06/01/56, (5-year CMT + 4.30%)(c)	310	325,190
Prospect Capital Corp., 3.44%, 10/15/28(a)	157	139,609
Stena International SA
7.25%, 01/15/31(b)	580	595,905
7.63%, 02/15/31(b)	310	320,824
		1,381,528
Home Builders — 1.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(b)	235	225,080
4.63%, 04/01/30(b)	265	250,753
6.88%, 08/01/33(b)	230	232,051
Century Communities, Inc.
3.88%, 08/15/29(b)	308	293,117
6.63%, 09/15/33(b)	332	336,240
Dream Finders Homes, Inc.
6.88%, 09/15/30(a)(b)	176	178,263
8.25%, 08/15/28(b)	175	179,902
Forestar Group, Inc.
5.00%, 03/01/28(b)	245	244,822
6.50%, 03/15/33(b)	325	332,295
Installed Building Products, Inc., 5.63%, 02/01/34(b)	325	326,868
KB Home
4.00%, 06/15/31	282	266,218
4.80%, 11/15/29	253	251,888
6.88%, 06/15/27	165	168,459
7.25%, 07/15/30	174	179,111
LGI Homes, Inc.
4.00%, 07/15/29(a)(b)	203	186,300
7.00%, 11/15/32(a)(b)	215	209,693
8.75%, 12/15/28(b)	211	219,890
M/I Homes, Inc.
3.95%, 02/15/30	225	216,543
4.95%, 02/01/28	270	269,289
Mattamy Group Corp.
4.63%, 03/01/30(b)	419	409,130
6.00%, 12/15/33(b)	325	319,335
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28	325	324,386
4.75%, 04/01/29(a)	240	236,860
STL Holding Co. LLC, 8.75%, 02/15/29(b)	193	202,955

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
Taylor Morrison Communities, Inc.
5.13%, 08/01/30(b)	$360	$362,300
5.75%, 01/15/28(b)	250	254,775
5.75%, 11/15/32(b)	365	374,643
Thor Industries, Inc., 4.00%, 10/15/29(b)	352	338,335
Tri Pointe Homes, Inc.
5.25%, 06/01/27	112	112,321
5.70%, 06/15/28	235	237,538
		7,739,360
Home Furnishings — 0.7%
Somnigroup International, Inc.
3.88%, 10/15/31(b)	555	517,897
4.00%, 04/15/29(b)	543	526,797
Whirlpool Corp.
2.40%, 05/15/31	240	201,115
4.50%, 06/01/46(a)	355	257,520
4.60%, 05/15/50	285	206,417
4.70%, 05/14/32	155	141,059
4.75%, 02/26/29	480	473,927
5.15%, 03/01/43	170	138,721
5.50%, 03/01/33	160	149,916
5.75%, 03/01/34	200	188,286
6.13%, 06/15/30	380	380,991
6.50%, 06/15/33(a)	370	365,113
		3,547,759
Housewares — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/30(a)	361	346,608
4.13%, 04/30/31(b)	276	261,213
5.13%, 02/01/28	199	198,843
		806,664
Insurance — 1.2%
American National Group, Inc., 7.00%, 12/01/55, (5-year CMT + 3.18%)(c)	325	328,221
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(b)	491	498,449
Assurant, Inc., 7.00%, 03/27/48, (3-mo. SOFR US + 4.13%)(c)	290	298,589
Asurion LLC and Asurion Co-Issuer, Inc., 8.00%, 12/31/32(b)	2,085	2,178,417
Fidelis Insurance Holdings Ltd., 7.75%, 06/15/55, (5-year CMT + 4.28%)(c)	290	313,416
Global Atlantic Fin Co.
7.25%, 03/01/56, (5-year CMT + 3.55%)(b)(c)	355	357,911
7.95%, 10/15/54, (5-year CMT + 3.61%)(b)(c)	402	415,519
Liberty Mutual Group, Inc.
4.30%, 02/01/61(a)(b)	440	293,993
7.80%, 03/07/87(b)	305	349,688
Nassau Companies of New York (The), 7.88%, 07/15/30(b)	285	271,651
Ryan Specialty LLC
4.38%, 02/01/30(b)	270	263,041
5.88%, 08/01/32(a)(b)	805	818,374
Wilton RE Ltd., 6.00%, (5-year CMT + 5.27%)(b)(c)(e)	195	193,839
		6,581,108
Internet — 1.6%
Cogent Communications Group LLC/Cogent Finance, Inc., 6.50%, 07/01/32(a)(b)	343	314,964
Security	Par (000)	Value
Internet (continued)
Gen Digital, Inc.
6.25%, 04/01/33(b)	$600	$602,891
6.75%, 09/30/27(b)	496	500,144
7.13%, 09/30/30(a)(b)	331	339,249
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 03/01/29(b)	550	522,630
5.25%, 12/01/27(b)	335	334,577
Match Group Holdings II LLC
3.63%, 10/01/31(b)	355	321,475
4.13%, 08/01/30(b)	331	311,987
4.63%, 06/01/28(b)	335	331,804
5.00%, 12/15/27(b)	241	240,954
5.63%, 02/15/29(b)	230	229,985
6.13%, 09/15/33(b)	420	421,560
Rakuten Group, Inc.
9.75%, 04/15/29(b)	1,350	1,512,478
11.25%, 02/15/27(b)	1,070	1,139,825
Snap, Inc.
6.88%, 03/01/33(a)(b)	895	918,409
6.88%, 03/15/34(b)	365	372,710
Ziff Davis, Inc., 4.63%, 10/15/30(a)(b)	328	310,130
		8,725,772
Iron & Steel — 1.8%
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)	405	408,758
Carpenter Technology Corp., 5.63%, 03/01/34(b)	505	512,459
Champion Iron Canada, Inc., 7.88%, 07/15/32(b)	270	288,821
Cleveland-Cliffs, Inc.
4.63%, 03/01/29(b)	208	204,666
4.88%, 03/01/31(a)(b)	196	187,929
6.75%, 04/15/30(b)	504	515,359
6.88%, 11/01/29(b)	540	561,172
7.00%, 03/15/32(b)	914	937,980
7.38%, 05/01/33(a)(b)	610	636,560
7.50%, 09/15/31(b)	510	538,190
7.63%, 01/15/34(b)	701	734,176
Commercial Metals Co.
3.88%, 02/15/31	205	194,588
4.13%, 01/15/30(a)	180	174,637
4.38%, 03/15/32	190	181,569
5.75%, 11/15/33(b)	650	660,853
6.00%, 12/15/35(b)	640	653,894
Mineral Resources Ltd.
7.00%, 04/01/31(b)	474	498,153
8.00%, 11/01/27(b)	315	322,126
8.50%, 05/01/30(a)(b)	295	305,808
9.25%, 10/01/28(b)	467	490,541
U.S. Steel Corp.
6.65%, 06/01/37	182	191,608
6.88%, 03/01/29	228	228,663
		9,428,510
Leisure Time — 1.7%
Acushnet Co., 5.63%, 12/01/33(b)	350	353,290
Amer Sports Co., 6.75%, 02/16/31(a)(b)	540	562,459
Carnival Corp.
5.13%, 05/01/29(b)	835	844,787
5.75%, 03/15/30(b)	650	669,340
5.75%, 08/01/32(b)	1,890	1,941,075
5.88%, 06/15/31(b)	640	661,551
6.13%, 02/15/33(b)	1,275	1,311,603

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
Life Time, Inc., 6.00%, 11/15/31(a)(b)	$375	$384,484
Viking Cruises Ltd.
5.88%, 10/15/33(b)	1,130	1,145,585
7.00%, 02/15/29(b)	250	251,008
9.13%, 07/15/31(b)	450	479,956
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)	224	224,009
VOC Escrow Ltd., 5.00%, 02/15/28(b)	423	422,726
		9,251,873
Lodging — 2.2%
Boyd Gaming Corp.
4.75%, 12/01/27	600	599,772
4.75%, 06/15/31(a)(b)	612	596,163
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(b)	485	501,244
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32(b)	936	866,499
3.75%, 05/01/29(b)	513	499,359
4.00%, 05/01/31(b)	714	681,547
4.88%, 01/15/30	646	647,262
5.50%, 03/31/34(b)	650	653,136
5.75%, 09/15/33(b)	610	621,438
5.88%, 04/01/29(b)	330	337,634
5.88%, 03/15/33(b)	628	644,403
6.13%, 04/01/32(a)(b)	310	320,209
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.63%, 01/15/32(b)	600	613,308
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	275	275,098
MGM Resorts International
4.75%, 10/15/28(a)	463	462,136
5.50%, 04/15/27	370	372,354
6.13%, 09/15/29(a)	580	593,227
6.50%, 04/15/32(a)	517	529,258
Travel & Leisure Co.
4.50%, 12/01/29(b)	404	393,826
4.63%, 03/01/30(b)	227	221,553
6.00%, 04/01/27	145	146,818
6.13%, 09/01/33(b)	353	356,750
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(b)	380	375,622
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)	533	535,995
		11,844,611
Machinery — 0.8%
ATS Corp., 4.13%, 12/15/28(b)	305	297,574
BWX Technologies, Inc.
4.13%, 06/30/28(b)	288	283,725
4.13%, 04/15/29(b)	323	316,335
Chart Industries, Inc., 7.50%, 01/01/30(b)	800	832,372
CompoSecure Holdings LLC, 5.63%, 02/01/33(b)	575	573,160
Esab Corp., 6.25%, 04/15/29(b)	490	503,491
Mueller Water Products, Inc., 4.00%, 06/15/29(b)	350	340,619
Terex Corp.
5.00%, 05/15/29(b)	368	366,836
6.25%, 10/15/32(a)(b)	500	511,955
		4,026,067
Manufacturing — 1.1%
Amsted Industries, Inc.
4.63%, 05/15/30(b)	279	275,989
6.38%, 03/15/33(b)	347	359,125
Security	Par (000)	Value
Manufacturing (continued)
Avient Corp.
6.25%, 11/01/31(b)	$450	$462,657
7.13%, 08/01/30(b)	425	437,157
Axon Enterprise, Inc.
6.13%, 03/15/30(b)	676	694,893
6.25%, 03/15/33(b)	465	481,810
Enpro, Inc., 6.13%, 06/01/33(b)	319	328,018
Entegris, Inc.
3.63%, 05/01/29(a)(b)	316	304,504
4.38%, 04/15/28(b)	275	272,940
4.75%, 04/15/29(a)(b)	977	976,261
5.95%, 06/15/30(a)(b)	583	594,888
Hillenbrand, Inc.
3.75%, 03/01/31	140	140,984
6.25%, 02/15/29(a)	375	378,625
Trinity Industries, Inc., 7.75%, 07/15/28(b)	310	319,985
		6,027,836
Media — 5.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(b)	1,203	1,101,401
4.25%, 01/15/34(a)(b)	824	696,025
4.50%, 08/15/30(b)	1,145	1,076,118
4.50%, 05/01/32(a)	1,194	1,071,480
4.50%, 06/01/33(a)(b)	730	638,727
4.75%, 03/01/30(b)	1,270	1,213,232
4.75%, 02/01/32(a)(b)	495	452,126
5.00%, 02/01/28(b)	1,037	1,031,290
5.13%, 05/01/27(b)	1,240	1,240,508
5.38%, 06/01/29(b)	591	584,443
6.38%, 09/01/29(b)	614	619,869
7.00%, 02/01/33(a)(b)	575	580,553
7.38%, 03/01/31(a)(b)	452	464,934
7.38%, 02/01/36(b)	515	515,617
Directv Financing LLC, 8.88%, 02/01/30(b)	1,495	1,513,965
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/27(b)	876	880,267
10.00%, 02/15/31(b)	1,310	1,349,417
Discovery Communications LLC
3.63%, 05/15/30	505	466,524
3.95%, 03/20/28	820	805,650
4.13%, 05/15/29	450	437,125
5.00%, 09/20/37	330	254,918
6.35%, 06/01/40	270	222,834
Nexstar Media, Inc.
4.75%, 11/01/28(a)(b)	682	677,882
5.63%, 07/15/27(b)	942	942,241
Paramount Global
6.25%, 02/28/57, (3-mo. SOFR US + 4.16%)(c)	360	327,150
6.38%, 03/30/62, (5-year CMT + 4.00%)(a)(c)	657	617,843
Sirius XM Radio LLC
3.88%, 09/01/31(a)(b)	982	896,914
4.00%, 07/15/28(b)	1,315	1,284,518
4.13%, 07/01/30(a)(b)	983	926,988
5.00%, 08/01/27(b)	744	742,707
5.50%, 07/01/29(b)	742	745,322
Sunrise FinCo I BV, 4.88%, 07/15/31(b)	852	816,063
TEGNA, Inc.
4.63%, 03/15/28	685	680,234
5.00%, 09/15/29	748	742,794
Versant Media Group, Inc., 7.25%, 01/30/31(b)	625	640,493

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Virgin Media Secured Finance PLC
4.50%, 08/15/30(b)	$550	$508,096
5.50%, 05/15/29(b)	900	887,681
VZ Secured Financing BV
5.00%, 01/15/32(b)	980	884,899
7.50%, 01/15/33(b)	735	737,251
Ziggo BV, 4.88%, 01/15/30(b)	660	623,082
		30,899,181
Metal Fabricate & Hardware — 0.2%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27(b)	205	204,735
6.38%, 06/15/30(b)	335	342,515
Roller Bearing Co of America, Inc., 4.38%, 10/15/29(b)	380	374,204
		921,454
Mining — 1.4%
Alcoa Nederland Holding BV
4.13%, 03/31/29(b)	285	280,696
7.13%, 03/15/31(b)	395	417,842
Alumina Pty. Ltd.
6.13%, 03/15/30(b)	350	361,046
6.38%, 09/15/32(b)	345	358,649
Arsenal AIC Parent LLC, 8.00%, 10/01/30(b)	371	392,906
Constellium SE
3.75%, 04/15/29(b)	365	353,326
5.63%, 06/15/28(b)	260	260,229
6.38%, 08/15/32(b)	265	274,048
Fortescue Treasury Pty Ltd.
4.38%, 04/01/31(a)(b)	667	644,455
4.50%, 09/15/27(b)	365	364,970
5.88%, 04/15/30(b)	320	329,261
6.13%, 04/15/32(b)	493	513,423
Novelis Corp.
3.88%, 08/15/31(b)	524	479,495
4.75%, 01/30/30(b)	1,034	1,002,287
6.38%, 08/15/33(b)	440	448,199
6.88%, 01/30/30(a)(b)	437	452,929
Perenti Finance Pty Ltd., 7.50%, 04/26/29(b)	270	280,352
		7,214,113
Office & Business Equipment — 0.1%
Zebra Technologies Corp., 6.50%, 06/01/32(b)	352	362,573
Office Furnishings — 0.0%
HNI Corp., 5.13%, 01/18/29(b)	244	240,975
Oil & Gas — 5.9%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)(b)	308	310,089
6.63%, 10/15/32(b)	430	445,641
6.63%, 07/15/33(b)	325	336,535
Breakwater Energy Holdings Sarl, 9.25%, 11/15/30(b)	560	587,881
California Resources Corp.
7.00%, 01/15/34(b)	276	278,397
8.25%, 06/15/29(b)	590	620,550
Chord Energy Corp.
6.00%, 10/01/30(b)	520	530,139
6.75%, 03/15/33(b)	490	507,969
Civitas Resources, Inc.
8.38%, 07/01/28(a)(b)	764	786,384
8.63%, 11/01/30(b)	658	695,918
8.75%, 07/01/31(a)(b)	858	901,207
Security	Par (000)	Value
Oil & Gas (continued)
9.63%, 06/15/33(a)(b)	$497	$543,562
CNX Resources Corp.
6.00%, 01/15/29(a)(b)	270	271,566
7.25%, 03/01/32(b)	395	413,258
7.38%, 01/15/31(b)	350	362,489
Crescent Energy Finance LLC
7.38%, 01/15/33(b)	638	617,442
7.63%, 04/01/32(b)	693	687,375
7.75%, 07/31/29(b)	175	175,437
8.38%, 01/15/34(b)	395	398,739
9.25%, 02/15/28(b)	250	257,207
DBR Land Holdings LLC, 6.25%, 12/01/30(b)	350	358,533
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)	295	313,682
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(b)	447	447,107
6.00%, 04/15/30(b)	288	283,368
6.00%, 02/01/31(b)	362	349,595
6.25%, 11/01/28(b)	348	350,857
6.25%, 04/15/32(b)	297	284,851
6.88%, 05/15/34(b)	354	341,160
7.25%, 02/15/35(b)	606	586,386
8.38%, 11/01/33(b)	407	422,560
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(b)	520	542,000
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)	275	285,573
Matador Resources Co.
6.25%, 04/15/33(b)	485	488,806
6.50%, 04/15/32(b)	611	622,149
6.88%, 04/15/28(b)	296	302,439
Murphy Oil Corp.
5.88%, 12/01/42	215	188,398
6.00%, 10/01/32(a)	460	459,615
6.50%, 02/15/34	295	293,934
Nabors Industries, Inc.
7.63%, 11/15/32(b)	465	473,697
9.13%, 01/31/30(b)	310	327,369
Noble Finance II LLC, 8.00%, 04/15/30(b)	886	923,615
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	501	500,261
7.88%, 09/15/30(a)(b)	336	336,454
9.88%, 03/15/30(a)(b)	555	588,560
Permian Resources Operating LLC
5.88%, 07/01/29(b)	335	336,125
6.25%, 02/01/33(b)	650	669,598
7.00%, 01/15/32(a)(b)	680	712,845
8.00%, 04/15/27(b)	270	272,455
9.88%, 07/15/31(b)	183	196,289
Precision Drilling Corp., 6.88%, 01/15/29(b)	200	202,269
Range Resources Corp., 4.75%, 02/15/30(b)	378	372,814
Seadrill Finance Ltd., 8.38%, 08/01/30(b)	420	439,987
SM Energy Co.
6.50%, 07/15/28	200	202,344
6.75%, 08/01/29(b)	500	505,691
7.00%, 08/01/32(a)(b)	500	501,281
Sunoco LP
4.50%, 10/01/29(b)	563	550,956
4.63%, 05/01/30(b)	490	477,788
5.63%, 03/15/31(a)(b)	645	648,953
5.88%, 07/15/27(b)	265	265,220
5.88%, 03/15/34(b)	610	611,624

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
6.25%, 07/01/33(b)	$630	$646,267
6.63%, 08/15/32(b)	311	320,744
7.00%, 05/01/29(b)	465	483,521
7.25%, 05/01/32(b)	516	545,733
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	492	484,262
4.50%, 04/30/30	529	516,527
5.88%, 03/15/28	240	240,009
6.00%, 04/15/27	235	235,242
7.00%, 09/15/28(b)	303	312,825
Valaris Ltd., 8.38%, 04/30/30(b)	738	771,144
		31,321,267
Oil & Gas Services — 1.4%
Archrock Partners LP/Archrock Partners Finance Corp.
6.00%, 02/01/34(b)	515	514,611
6.25%, 04/01/28(b)	337	337,849
6.63%, 09/01/32(b)	503	521,408
Bristow Group, Inc.
6.75%, 02/01/33(b)	320	323,749
6.88%, 03/01/28(b)	210	210,222
Enerflex, Inc., 6.88%, 01/15/31(b)	265	273,874
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(b)	195	205,291
Kodiak Gas Services LLC
6.50%, 10/01/33(a)(b)	492	503,947
6.75%, 10/01/35(b)	435	449,475
7.25%, 02/15/29(b)	414	429,407
Oceaneering International, Inc., 6.00%, 02/01/28	197	200,169
TGS ASA, 8.50%, 01/15/30(b)	435	457,561
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/33(b)	517	523,720
7.13%, 03/15/29(b)	680	704,085
WBI Operating LLC
6.25%, 10/15/30(a)(b)	535	539,013
6.50%, 10/15/33(b)	365	368,449
Weatherford International Ltd., 6.75%, 10/15/33(b)	807	835,833
		7,398,663
Packaging & Containers — 1.7%
Ball Corp.
2.88%, 08/15/30	877	807,486
3.13%, 09/15/31(a)	470	431,941
5.50%, 09/15/33	485	492,955
6.00%, 06/15/29	610	628,066
Cascades, Inc./Cascades USA, Inc.
5.38%, 01/15/28(b)	275	274,763
6.75%, 07/15/30(a)(b)	285	295,052
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29(b)	295	297,599
6.75%, 04/15/32(b)	923	930,203
6.88%, 01/15/30(b)	340	344,420
Crown Americas LLC
5.25%, 04/01/30	350	357,089
5.88%, 06/01/33(b)	455	465,385
Graphic Packaging International LLC
3.50%, 03/15/28(b)	345	334,331
3.50%, 03/01/29(b)	215	205,105
3.75%, 02/01/30(a)(b)	240	226,681
4.75%, 07/15/27(b)	177	176,704
Security	Par (000)	Value
Packaging & Containers (continued)
6.38%, 07/15/32(a)(b)	$340	$343,809
Sealed Air Corp.
4.00%, 12/01/27(b)	226	225,141
5.00%, 04/15/29(b)	230	231,514
6.13%, 02/01/28(a)(b)	435	441,493
6.50%, 07/15/32(b)	290	301,062
6.88%, 07/15/33(b)	312	328,010
7.25%, 02/15/31(b)	295	307,177
Silgan Holdings, Inc., 4.13%, 02/01/28	379	375,630
TriMas Corp., 4.13%, 04/15/29(a)(b)	315	307,086
		9,128,702
Pharmaceuticals — 1.3%
AdaptHealth LLC
4.63%, 08/01/29(b)	325	313,908
5.13%, 03/01/30(b)	375	364,164
CVS Health Corp.
6.75%, 12/10/54, (5-year CMT + 2.52%)(c)	512	532,269
7.00%, 03/10/55, (5-year CMT + 2.89%)(c)	1,398	1,463,211
Elanco Animal Health, Inc., 6.65%, 08/28/28	505	526,197
Endo Finance Holdings, Inc., 8.50%, 04/15/31(b)	651	688,828
HLF Financing SARL LLC/Herbalife International, Inc., 12.25%, 04/15/29(b)	402	432,210
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	1,030	1,013,435
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(b)	1,314	1,288,797
6.75%, 05/15/34(b)	355	346,899
		6,969,918
Pipelines — 6.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(b)	422	422,731
5.75%, 01/15/28(b)	452	452,179
5.75%, 10/15/33(b)	433	437,722
5.75%, 07/01/34(b)	415	419,186
6.63%, 02/01/32(b)	417	433,180
Buckeye Partners LP
4.13%, 12/01/27	171	169,030
4.50%, 03/01/28(b)	275	273,839
5.60%, 10/15/44	200	181,074
5.85%, 11/15/43	265	247,246
6.75%, 02/01/30(b)	368	385,579
6.88%, 07/01/29(a)(b)	325	337,881
CNX Midstream Partners LP, 4.75%, 04/15/30(b)	300	291,467
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(b)	921	915,862
7.50%, 12/15/33(b)	350	376,246
Energy Transfer LP
6.50%, 02/15/56, (5-year CMT + 2.68%)(c)	773	773,037
6.75%, 02/15/56, (5-year CMT + 2.48%)(c)	520	523,707
7.13%, 10/01/54, (5-year CMT + 2.83%)(a)(c)	220	227,337
8.00%, 05/15/54, (5-year CMT + 4.02%)(c)	516	551,393
Excelerate Energy LP, 8.00%, 05/15/30(b)	115	122,979
Harvest Midstream I LP
7.50%, 09/01/28(b)	380	385,222
7.50%, 05/15/32(b)	380	396,912
Hess Midstream Operations LP
4.25%, 02/15/30(b)	542	529,427
5.13%, 06/15/28(b)	329	329,086
5.50%, 10/15/30(b)	241	243,542
5.88%, 03/01/28(b)	506	515,600

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.50%, 06/01/29(b)	$421	$435,737
Howard Midstream Energy Partners LLC
6.63%, 01/15/34(b)	485	497,804
7.38%, 07/15/32(b)	370	390,833
Kinetik Holdings LP
5.88%, 06/15/30(b)	656	663,831
6.63%, 12/15/28(b)	714	735,219
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)	425	432,400
NuStar Logistics LP
5.63%, 04/28/27	333	336,329
6.38%, 10/01/30	368	385,572
Rockies Express Pipeline LLC
4.80%, 05/15/30(b)	260	256,208
4.95%, 07/15/29(b)	335	333,959
6.75%, 03/15/33(b)	310	326,985
6.88%, 04/15/40(b)	330	337,830
7.50%, 07/15/38(b)	160	175,142
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.67%)(a)(c)	417	440,809
7.63%, 03/01/55, (5-year CMT + 3.95%)(c)	310	323,168
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(a)(b)	750	650,809
6.25%, 01/15/30(b)	620	635,322
3.88%, 08/15/29(b)	806	765,716
4.13%, 08/15/31(b)	820	756,646
Venture Global LNG, Inc.
7.00%, 01/15/30(a)(b)	948	953,874
8.13%, 06/01/28(b)	1,396	1,429,081
8.38%, 06/01/31(a)(b)	1,440	1,472,854
9.50%, 02/01/29(b)	1,892	2,014,734
9.88%, 02/01/32(a)(b)	1,297	1,371,313
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30(b)	1,125	1,157,965
6.50%, 01/15/34(b)	1,280	1,328,382
6.50%, 06/15/34(b)	750	776,722
6.75%, 01/15/36(b)	1,250	1,310,325
7.50%, 05/01/33(b)	794	870,516
7.75%, 05/01/35(b)	825	919,960
		32,427,509
Real Estate — 0.4%
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(b)	338	340,117
8.88%, 09/01/31(b)	210	223,811
Greystar Real Estate Partners LLC, 7.75%, 09/01/30(b)	165	174,140
Howard Hughes Corp.(The)
4.13%, 02/01/29(b)	463	447,777
4.38%, 02/01/31(b)	450	426,173
5.38%, 08/01/28(b)	427	426,909
Newmark Group, Inc., 7.50%, 01/12/29	335	355,937
		2,394,864
Real Estate Investment Trusts — 3.2%
Arbor Realty SR, Inc.
7.88%, 07/15/30(a)(b)	284	260,527
8.50%, 12/15/28(a)(b)	215	209,507
Brandywine Operating Partnership LP
3.95%, 11/15/27	293	287,313
4.55%, 10/01/29(a)	165	157,038
6.13%, 01/15/31	195	188,935
8.30%, 03/15/28(a)	255	269,496
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
8.88%, 04/12/29	$355	$381,424
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)	485	463,847
Iron Mountain, Inc.
4.50%, 02/15/31(b)	698	667,021
4.88%, 09/15/27(b)	529	528,692
4.88%, 09/15/29(b)	597	589,414
5.00%, 07/15/28(b)	347	346,238
5.25%, 03/15/28(b)	575	574,836
5.25%, 07/15/30(b)	874	865,433
5.63%, 07/15/32(b)	361	356,477
6.25%, 01/15/33(a)(b)	750	757,868
7.00%, 02/15/29(b)	585	601,107
Millrose Properties, Inc.
6.25%, 09/15/32(b)	470	475,301
6.38%, 08/01/30(b)	763	778,783
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(b)	473	462,716
5.88%, 10/01/28(b)	475	475,005
7.00%, 02/01/30(b)	361	371,927
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(b)	340	335,078
4.75%, 10/15/27	467	466,629
6.50%, 04/01/32(b)	657	679,437
6.50%, 06/15/33(b)	406	420,856
7.25%, 07/15/28(b)	213	219,300
RLJ Lodging Trust, 4.00%, 09/15/29(b)	358	339,728
SBA Communications Corp.
3.13%, 02/01/29(a)	982	937,920
3.88%, 02/15/27	827	820,870
Starwood Property Trust, Inc.
5.25%, 10/15/28(b)	310	311,627
5.75%, 01/15/31(b)	340	344,273
6.00%, 04/15/30(b)	265	272,383
6.50%, 07/01/30(b)	306	318,658
6.50%, 10/15/30(b)	345	359,296
7.25%, 04/01/29(b)	380	400,757
Vornado Realty LP
3.40%, 06/01/31	325	296,485
5.75%, 02/01/33	225	227,572
		16,819,774
Retail — 4.9%
Academy Ltd., 6.00%, 11/15/27(b)	245	245,374
Advance Auto Parts, Inc.
1.75%, 10/01/27	189	179,695
3.50%, 03/15/32(a)	186	160,727
3.90%, 04/15/30	330	304,954
5.95%, 03/09/28	229	234,413
7.00%, 08/01/30(a)(b)	615	625,427
7.38%, 08/01/33(b)	610	619,150
Asbury Automotive Group, Inc.
4.50%, 03/01/28	220	219,240
4.63%, 11/15/29(b)	510	502,238
4.75%, 03/01/30	320	315,047
5.00%, 02/15/32(a)(b)	420	408,157
Bath & Body Works, Inc.
5.25%, 02/01/28	319	321,639
6.63%, 10/01/30(b)	515	527,414
7.50%, 06/15/29	224	228,759
6.75%, 07/01/36	375	374,140

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
6.88%, 11/01/35	$527	$532,980
Brinker International, Inc., 8.25%, 07/15/30(b)	190	200,586
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.
3.50%, 02/15/29(a)(b)	540	520,411
3.88%, 01/15/28(b)	973	958,484
4.00%, 10/15/30(b)	1,825	1,741,281
4.38%, 01/15/28(b)	475	472,193
5.63%, 09/15/29(b)	358	364,058
6.13%, 06/15/29(b)	833	853,964
FirstCash, Inc.
4.63%, 09/01/28(b)	420	416,930
5.63%, 01/01/30(b)	305	306,425
6.88%, 03/01/32(b)	350	363,826
Gap, Inc.(The)
3.63%, 10/01/29(b)	485	461,265
3.88%, 10/01/31(b)	481	445,917
Group 1 Automotive, Inc.
4.00%, 08/15/28(b)	470	459,624
6.38%, 01/15/30(b)	295	302,824
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)	314	311,843
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(b)	500	500,752
Kohl's Corp., 10.00%, 06/01/30(b)	235	257,438
Lithia Motors, Inc.
3.88%, 06/01/29(b)	551	533,024
4.38%, 01/15/31(b)	360	346,523
4.63%, 12/15/27(b)	218	217,587
5.50%, 10/01/30(b)	340	341,511
Macy's Retail Holdings LLC
4.30%, 02/15/43	140	101,534
4.50%, 12/15/34	273	245,886
5.13%, 01/15/42	164	134,923
6.13%, 03/15/32(a)(b)	241	243,590
7.38%, 08/01/33(a)(b)	303	319,960
Murphy Oil USA, Inc.
3.75%, 02/15/31(b)	323	303,392
4.75%, 09/15/29	327	325,400
5.63%, 05/01/27	218	218,092
Nordstrom, Inc.
4.00%, 03/15/27	190	187,736
4.25%, 08/01/31(a)	311	287,630
4.38%, 04/01/30	325	310,276
5.00%, 01/15/44	595	441,891
6.95%, 03/15/28	230	237,073
Penske Automotive Group, Inc., 3.75%, 06/15/29	305	294,692
QXO Building Products, Inc., 6.75%, 04/30/32(b)	1,436	1,479,769
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 03/01/32(a)	396	410,456
Sonic Automotive, Inc.
4.63%, 11/15/29(a)(b)	417	409,799
4.88%, 11/15/31(a)(b)	356	343,260
Superior Plus LP/Superior General Partner, Inc., 4.50%, 03/15/29(b)	445	434,796
Vivo Energy Investments BV, 5.13%, 09/24/27(b)	205	204,207
Yum! Brands, Inc.
3.63%, 03/15/31	689	651,345
4.63%, 01/31/32	700	684,439
4.75%, 01/15/30(b)	523	521,716
5.35%, 11/01/43	180	174,434
5.38%, 04/01/32	651	659,359
Security	Par (000)	Value
Retail (continued)
6.88%, 11/15/37	$220	$242,404
		26,043,879
Semiconductors — 0.5%
Amkor Technology, Inc., 5.88%, 10/01/33(b)	355	361,782
Kioxia Holdings Corp.
6.25%, 07/24/30	720	743,804
6.63%, 07/24/33(b)	750	783,156
ON Semiconductor Corp., 3.88%, 09/01/28(b)	485	475,198
Synaptics, Inc., 4.00%, 06/15/29(a)(b)	340	329,406
		2,693,346
Software — 1.9%
Cloud Software Group, Inc.
6.50%, 03/31/29(b)	2,495	2,479,450
6.63%, 08/15/33(a)(b)	665	637,460
8.25%, 06/30/32(b)	1,170	1,189,987
Elastic NV, 4.13%, 07/15/29(b)	400	384,269
Fair Isaac Corp.
4.00%, 06/15/28(b)	622	611,696
6.00%, 05/15/33(b)	960	978,178
Open Text Corp.
3.88%, 02/15/28(b)	597	577,903
3.88%, 12/01/29(b)	549	509,570
Open Text Holdings, Inc.
4.13%, 02/15/30(b)	587	545,270
4.13%, 12/01/31(a)(b)	413	371,027
PTC, Inc., 4.00%, 02/15/28(b)	315	310,410
RingCentral, Inc., 8.50%, 08/15/30(b)	198	207,882
ROBLOX Corp., 3.88%, 05/01/30(b)	686	656,348
Twilio, Inc.
3.63%, 03/15/29	355	339,948
3.88%, 03/15/31(a)	355	335,475
		10,134,873
Telecommunications — 4.2%
APLD ComputeCo LLC, 9.25%, 12/15/30(b)	1,490	1,547,729
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.39%)(c)	635	657,903
7.00%, 09/15/55, (5-year CMT + 2.36%)(a)(c)	830	870,529
British Telecommunications PLC
4.25%, 11/23/81, (5-year CMT + 2.99%)(b)(c)	250	248,103
4.88%, 11/23/81, (5-year CMT + 3.49%)(b)(c)	380	370,800
Ciena Corp., 4.00%, 01/31/30(b)	309	297,927
Cipher Compute LLC, 7.13%, 11/15/30(a)(b)	1,155	1,190,125
Fibercop SpA
Series 2033, 6.38%, 11/15/33(b)	380	384,849
Series 2034, 6.00%, 09/30/34(b)	355	344,738
Series 2036, 7.20%, 07/18/36(b)	285	288,369
Series 2038, 7.72%, 06/04/38(b)	306	314,741
Flash Compute LLC, 7.25%, 12/31/30(b)	830	832,816
Millicom International Cellular SA
4.50%, 04/27/31(b)	515	479,512
5.13%, 01/15/28(b)	248	247,902
6.25%, 03/25/29(b)	446	449,581
7.38%, 04/02/32(b)	290	301,710
Rogers Communications, Inc.
5.25%, 03/15/82, (5-year CMT + 3.59%)(b)(c)	422	421,563
7.00%, 04/15/55, (5-year CMT + 2.65%)(a)(c)	720	746,836
7.13%, 04/15/55, (5-year CMT + 2.62%)(c)	675	707,837
Telecom Italia Capital SA
6.00%, 09/30/34(a)	341	349,363
6.38%, 11/15/33	370	388,164

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
7.20%, 07/18/36	$310	$336,077
7.72%, 06/04/38	321	358,629
TELUS Corp.
6.63%, 10/15/55, (5-year CMT + 2.77%)(c)	454	464,319
7.00%, 10/15/55, (5-year CMT + 2.71%)(c)	525	549,064
Series ., 6.38%, 06/09/56, (5-year CMT + 2.69%)(c)	470	474,857
Series ..., 6.63%, 06/09/56, (5-year CMT + 2.52%)(c)	450	452,011
Viasat, Inc., 5.63%, 04/15/27(b)	334	334,177
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(b)	935	845,891
4.75%, 07/15/31(b)	860	785,831
6.75%, 01/15/33(b)	510	497,332
7.75%, 04/15/32(a)(b)	670	689,025
Vodafone Group PLC
4.13%, 06/04/81, (5-year CMT + 2.77%)(c)	630	592,840
5.13%, 06/04/81, (5-year CMT + 3.07%)(c)	585	464,355
7.00%, 04/04/79, (5-year USD Swap + 4.87%)(c)	1,274	1,343,409
WULF Compute LLC, 7.75%, 10/15/30(b)	2,020	2,106,900
Zegona Finance PLC, 8.63%, 07/15/29(b)	441	464,917
		22,200,731
Transportation — 0.6%
Danaos Corp.
6.88%, 10/15/32(b)	375	387,316
8.50%, 03/01/28(b)	140	140,185
First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 07/31/29(b)	405	394,397
Genesee & Wyoming, Inc., 6.25%, 04/15/32(b)	530	545,619
Rand Parent LLC, 8.50%, 02/15/30(b)	503	525,640
RXO, Inc., 7.50%, 11/15/27(b)	150	152,890
Stonepeak Nile Parent LLC, 7.25%, 03/15/32(b)	330	348,610
XPO CNW, Inc., 6.70%, 05/01/34	183	195,083
XPO, Inc.
7.13%, 06/01/31(b)	188	195,197
7.13%, 02/01/32(b)	386	405,782
		3,290,719
Trucking & Leasing — 0.4%
FTAI Aviation Investors LLC
5.50%, 05/01/28(b)	452	452,434
5.88%, 04/15/33(b)	321	325,455
Security	Par (000)	Value
Trucking & Leasing (continued)
7.00%, 05/01/31(b)	$474	$498,728
7.00%, 06/15/32(b)	545	573,578
7.88%, 12/01/30(b)	260	275,679
		2,125,874
Total Long-Term Investments — 98.2% (Cost: $517,673,350)		521,990,614
	Shares
Short-Term Securities
Money Market Funds — 11.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(f)(g)(h)	56,330,784	56,358,949
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(f)(g)	3,120,000	3,120,000
Total Short-Term Securities — 11.2% (Cost: $59,456,484)		59,478,949
Total Investments — 109.4% (Cost: $577,129,834)		581,469,563
Liabilities in Excess of Other Assets — (9.4)%		(49,732,906)
Net Assets — 100.0%		$531,736,657

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® BB Rated Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$41,148,602	$15,210,230 (a)	$—	$—	$117	$56,358,949	56,330,784	$40,841 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,090,000	—	(5,970,000)(a)	—	—	3,120,000	3,120,000	22,834	—
				$—	$117	$59,478,949		$63,675	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$521,990,614	$—	$521,990,614
Short-Term Securities
Money Market Funds	59,478,949	—	—	59,478,949
	$59,478,949	$521,990,614	$—	$581,469,563

Portfolio Abbreviation
CMT	Constant Maturity Treasury
PIK	Payment-in-kind
RB	Revenue Bonds
SOFR	Secured Overnight Financing Rate